Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash equivalents	$ 0
Federal deposit insurance	250,000
Impairment charges
Percentage on income tax benefit	50.00%
Unrecognized tax benefit
Advertising expenses